Schedule of Marketable securities (Details) - EUR (€)	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Debt Securities, Available-for-Sale, Amortized Cost, Excluding Accrued Interest, after Allowance for Credit Loss	€ 7,992,891	€ 15,123,831
Debt Securities, Available-for-Sale, Excluding Accrued Interest	8,078,002	15,084,284
Debt Securities, Available-for-Sale, Accumulated Gross Unrealized Gain (Loss), before Tax	96,234	214,984
Debt Securities, Available-for-Sale, Allowance for Credit Loss
Available-for-Sale Securities [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Debt Securities, Available-for-Sale, Amortized Cost, Excluding Accrued Interest, after Allowance for Credit Loss	7,992,891	15,123,831
Debt Securities, Available-for-Sale, Excluding Accrued Interest	8,078,002	15,084,284
Debt Securities, Available-for-Sale, Accumulated Gross Unrealized Gain (Loss), before Tax	96,234	214,984
Debt Securities, Available-for-Sale, Allowance for Credit Loss